SECURED PROMISSORY NOTE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SECURED PROMISSORY NOTE

NOTE 9. SECURED PROMISSORY NOTE

The following table provides a summary of the activity of the Company's secured notes:

	Global Ichiban	St. George	BD1	Total
Secured Notes Principal Balance at January 1, 2020	5,012,897	2,160,000	—	$7,172,897
New notes	6,400,000	—	—	6,400,000
Note conversions	(600,000)	—	—	(600,000)
Note Assignments	—	(2,160,000)	2,160,000	—
Notes Exchanged	(5,012,897)	—	(2,160,000)	(7,172,897)
Secured Notes Principal Balance at December 31, 2020	5,800,000	—	—	5,800,000
Less: remaining discount	(394,363)	—	—	(394,363)
Secured Notes, net of discount, at December 31, 2020	5,405,637	—	—	5,405,637
New notes		—	—	—
Note conversions	(5,800,000)	—	—	(5,800,000)
Secured Notes Principal Balance at December 31, 2021	$—	$—	$—	$—

Global Ichiban Secured Promissory Notes

Prior to 2020, the Company had issued secured notes to Global Ichiban Limited (“Global”) that had aggregate remaining principal and accrued interest balances of $5,012,897 and $885,475, respectively, as of January 1, 2020.

All principal and accrued interest on the notes was redeemable at any time, in whole or in part, at the option of Global. The redemption amount may be paid in cash or converted into shares of common stock at a variable conversion price equal to the lowest of (i) 85% of the average VWAP for the shares over the prior 5 trading days, (ii) the closing bid price for the shares on the prior trading day, or (iii) $10,000 per share, at the option of the Company.

The notes may not be converted, and shares of the common stock may not be issued pursuant to the notes, if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 9.99% of the outstanding shares of common stock.

All the notes issued in accordance with the note purchase and exchange agreement dated November 30, 2017 were secured by a security interest on substantially all of the Company’s assets, bear interest at a rate of 12% per annum and contain standard and customary events of default.

On September 9, 2020, the Company entered into a securities exchange agreement (“GI Exchange Agreement”) with Global. Pursuant to the terms of the GI Exchange Agreement, Global agreed to surrender and exchange all of its existing outstanding promissory notes with an aggregate principal balance of $6,313,387 (including accrued interest). In exchange, the Company issued to Global a secured convertible promissory note with a principal amount of $6,400,000 (“GI Exchange Note”). The GI Exchange Note will mature on September 30, 2022. Principal on the GI Exchange Note, if not converted, will be payable in a lump sum on September 30, 2022. The GI Exchange Note will not bear any accrued interest but bears a default interest rate of 18% in the event of a default under the GI Exchange Note. The GI Exchange Note is secured by a lien on substantially all of the Company’s assets pursuant to the Security Agreement dated November 30, 2017 (the “Security Agreement”) entered into between the Company and Global. The Company has accounted for the GI Exchange Agreement as a troubled debt restructuring. The future undiscounted cash flow of the new secured convertible promissory note totaling $6,400,000 is more than the carrying value of the original outstanding promissory notes totaling $6,313,387, therefore no gain was recorded and a new effective interest rate has been established based on the carrying value of the original promissory notes and revised cash flow. The difference of $86,613 was recorded as an original issue debt discount and will be charged to interest over the term of the note.

On December 9, 2020, Global converted $600,000 into 174,419 common shares. On March 9, 2021, the Company entered into a settlement agreement (“Settlement”) with Global. Pursuant to the Settlement, the Company issued 33,600 shares of Common Stock of the Company to Global in exchange for the cancellation of the remaining outstanding secured promissory note of $5,800,000.

The conversion option associated with the note was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 12. Derivative Liabilities for further details.

St. George Secured Convertible Notes

Prior to 2020, the Company had issued secured notes to St. George Investments LLC (“St. George”) that had aggregate remaining principal and accrued interest balances of $2,160,000 and $252,751, respectively, as of January 1, 2020. Beginning six months from the date of issuance, St. George shall have the option to redeem all or a portion of the amounts outstanding under the Company Note. At St. George's option, redemption amounts are payable by the Company in cash or in the form of shares of the common stock. Conversions into common stock shall be calculated using a variable conversion price equal to 60% of the average of the two lowest closing bid prices for the shares over the prior 10-day trading period immediately preceding the conversion.

Shares of common stock may not be issued pursuant to these notes if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 9.99% of the outstanding shares of common stock.

The conversion option associated with the notes was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 12. Derivative Liabilities for further details.

On September 9, 2020, all debts with St. George were assigned to BD1 as part of the Company’s recapitalization and restructuring effort which began in June 2020. The Company subsequently entered into an Exchange Agreement with BD1 on December 18, 2020. Refer to the BD1 Convertible Notes in Note 11. Convertible Notes for further discussion.